RECENTLY IMPLEMENTED ACCOUNTING STANDARDS Narrative (Details) - USD ($)	Dec. 31, 2020	Jan. 01, 2020	Dec. 31, 2019	Jan. 01, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Retained deficit	$ (128,953,000)		$ (78,833,000)
Total lease liabilities	24,430,000		30,947,000
Operating lease right-of-use assets (note 20)	$ 20,068,000		$ 25,466,000
Accounting Standards Update 2016-13 | Cumulative Effect, Period of Adoption, Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Retained deficit		$ (779,000)
Accounting Standards Update 2016-13 | Cumulative Effect, Period of Adoption, Adjustment | Continuing operations
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Retained deficit		(917,000)
Accounting Standards Update 2016-13 | Cumulative Effect, Period of Adoption, Adjustment | Discontinued operations
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Retained deficit		$ 138,000
Accounting Standards Update 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total lease liabilities				$ 31,500,000
Operating lease right-of-use assets (note 20)				27,000,000.0
Deferred rent and exit cost				$ 4,500,000